SCHEDULE OF DEBT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total debt	$ 2,515,013	$ 2,914,603	$ 3,419
Current portion of long-term debt	(560,322)	(536,542)	(2,604)
Long-term debt	1,954,691	2,378,061
Promissory Notes [Member]
Short-Term Debt [Line Items]
Total debt	2,515,013	2,913,788
Other Debt [Member]
Short-Term Debt [Line Items]
Total debt		$ 815	$ 3,419